Related parties (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions	Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	EUR million
	30-06-2024
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	75	2	77
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	97	—	97
	—	—	172	2	174
Income
Finance income	—	—	249	4	253
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	798	1	799
	—	—	1,047	5	1,052

	EUR million
	30-06-2024
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	—	363	50	413
Financing agreements: loans and capital contributions (borrower)	—	(2)	545	84	627
Guarantees provided	—	—	8	(291)	(283)
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	44	2	46
Dividends and other distributed profit	—	2	—	17	19
Other transactions	—	—	(127)	—	(127)

	EUR million
	30-06-2024
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	10	10,043	234	10,287
Other collection rights	—	—	704	—	704
	—	10	10,747	234	10,991
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	16	2,735	234	2,985
Other payment obligations	—	—	304	—	304
	—	16	3,039	234	3,289

	EUR million
	30-06-2023
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	79	—	79
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	57	—	57
	—	—	136	—	136
Income
Finance income	—	—	188	3	191
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	709	1	710
	—	—	897	4	901

	EUR million
	30-06-2023
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	2	376	(199)	179
Financing agreements: loans and capital contributions (borrower)	—	—	(29)	7	(22)
Guarantees provided	—	—	—	680	680
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	51	3	54
Dividends and other distributed profit	—	1	—	10	11
Other transactions	—	—	36	—	36

	EUR million
	31-12-2023
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
	—	—	—	—	—
Loans and credits granted	—	12	9,680	185	9,877
Other collection rights	—	—	817	1	818
	—	12	10,497	186	10,695
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	19	2,190	150	2,359
Other payment obligations	—	—	290	—	290
	—	19	2,480	150	2,649